Segment Reporting - Schedule of Segment Asset and liabilities (Details) - Operating segments [member] - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Segment Asset and Liabilities [Line Items]
Segment Assets	€ 10,118,293	€ 8,490,276	€ 1,125,099
Segment Liabilities	(6,299,695)	(5,545,786)	(1,256,312)
Sponsorships [Member]
Schedule of Segment Asset and Liabilities [Line Items]
Segment Assets	4,361,641	5,704,983
Segment Liabilities	(5,676,164)	(5,076,251)
Ticketing, short-leases, store and youth league [Member]
Schedule of Segment Asset and Liabilities [Line Items]
Segment Assets	849,759	1,645,095
Segment Liabilities	(251,541)	(248,116)
Player transfers [Member]
Schedule of Segment Asset and Liabilities [Line Items]
Segment Assets	861,028	854,231
Segment Liabilities	(217,622)	(165,542)
Others [Member]
Schedule of Segment Asset and Liabilities [Line Items]
Segment Assets	4,045,865	285,967	1,125,099
Segment Liabilities	€ (154,368)	€ (55,877)	€ (1,256,312)